SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Right-of-use Asset
2027	$ 63
2028	1,172
Less: interest	(153)
Total lease liabilities	1,082	$ 1,114
Current liabilities	63	73
Non-current liabilities	1,019	1,041
Total lease liabilities	$ 1,082	$ 1,114